LEASES - Recognition of amounts in the consolidated statements of income (loss) with respect to leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
LEASES
Amortization of right-of-use assets	$ 12,984
Interest expense on lease obligations	1,909
Variable lease payments not included in the measurement of lease liabilities	106,909
Expenses relating to short-term leases	3,595
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$ 1,071